           As filed with the Securities and Exchange Commission on July 9, 2003

                                              Securities Act File No. 333-56881
                                       Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

              Registration Statement Under The Securities Act Of 1933        [x]

                            Pre-Effective Amendment No.                      [ ]

                          Post-Effective Amendment No. 39                    [x]

                                       and/or

          Registration Statement Under The Investment Company Act Of 1940    [x]


                                  Amendment No. 41                           [x]
                          (Check appropriate box or boxes)

                                ING EQUITY TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                                                                   With copies to:
          Kimberly A. Anderson                 Margaret A. Bancroft                  Pat Bauer
          ING Investments, LLC                      Dechert LLP                ING Investments, LLC
     7337 E. Doubletree Ranch Road             30 Rockefeller Plaza        7337 E. Doubletree Ranch Road
          Scottsdale, AZ 85258                  New York, NY 10112             Scottsdale, AZ 85258
(Name and Address of Agent for Service)

                           ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[x]   on August 8, 2003 pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 39 ("Amendment") to the Registration Statement on Form N-1A for ING Equity Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 37 from July 10, 2003 to August 8, 2003. This Amendment incorporates by reference the Class A, B, and C Prospectus and Class Q Prospectus for ING Principal Protection Fund VIII, the related Statement of Additional Information, and transmittal letter contained in Post-Effective Amendment No. 37 as filed with the U.S. Securities and Exchange Commission on July 7, 2003.

                                     PART C:
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      (1)      Declaration of Trust - previously filed as an Exhibit to
                  the Registrant's initial Form N-1A Registration Statement on
                  June 15, 1998 and incorporated herein by reference.

         (2) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Certificate of Amendment of Declaration of Trust, dated June 15, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (4) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Biotechnology Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Registration statement on Form N-1A on August 30, 2001 and incorporated herein by reference.

         (5) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (6) Establishment and Designation of Additional Series and Classes of Beneficial Interest, Par Value $0.01 per share (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

         (7) Form of Certificate of Amendment to Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

         (8) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund III) previously filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A on January 15, 2002 and incorporated herein by reference.

         (9) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

         (10) Form of Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2001 and incorporated herein by reference.

         (11) Form of Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (12) Form of Certificate of Amendment to Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (13) Form of Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund VI) - previously filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A on November 19, 2002 and incorporated herein by reference.

         (14) Form of Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (15) Form of Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.


(b)      (1)      Bylaws - previously filed as an Exhibit to the
                  Registrant's initial Form N-1A Registration Statement on June
                  15, 1998 and incorporated herein by reference.

         (2) Form of Amendment to bylaws - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(c)      Not Applicable.

(d)      (1)      Form of Amended and Restated Investment Management
                  Agreement with ING Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (2) Investment Management Agreement with ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated Schedule A to Investment Management Agreement with ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (4) Form of Investment Management Agreement with ING Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (5) Form of Investment Management Agreement with ING Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (6) Form of Investment Management Agreement with ING Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (7) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (8) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and AW Advisors, LLC (ING Biotechnology Fund)
                  - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

         (9) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection Fund
                  II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (10) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated herein by reference.

         (11) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

         (12) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund
                  III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

         (13) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

         (14) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

         (15) Form of Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Research Enhanced Index Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (16) Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (17) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund V) - previously filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A on October 8, 2002 and incorporated herein by reference.

         (18) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund V) - previously filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A on October 8, 2002 and incorporated herein by reference.

         (19) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund VI) - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (20) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund VI) - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (21) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.

         (22) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (23) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.



         (24) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.


(e)      (1)      Form of Underwriting Agreement with ING Funds Distributor,
                  Inc. - previously filed as an Exhibit to Post-Effective
                  Amendment No. 30 to the Registrant's Registration Statement on
                  Form N-1A on September 23, 2002 and incorporated herein by reference.

         (2) Form of Underwriting Agreement with ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (3) Form of Amended and Restated Schedule A to Underwriting Agreement with ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (4) Form of Amended and Restated Schedule A to Underwriting Agreement with ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (5) Form of Amended and Restated Schedule A to Underwriting Agreement with ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.


(f)      Not Applicable.

(g)      (1)      Form of Custodian and Investment Accounting Agreement between
                  Pilgrim Equity Trust and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No.
                  13 to the Registrant's Registration Statement on Form N-1A on
                  October 25, 2001 and incorporated herein by reference.

         (2) Form of Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection
                  Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (3) Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (4) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

         (5) Form of Amended and Restated Schedule A to Custodian and Investment Accounting Agreement between ING Equity Trust and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (6) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

         (7) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund V) - previously filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A on October 8, 2002 and incorporated herein by reference.

         (8) Form of Amended and Restated Schedule A to Custodian and Investment Accounting Agreement between ING Equity Trust and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (9) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund VI) - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (10) Form of Fund Accounting between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.

         (11) Form of Amended and Restated Schedule A to Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and The Bank of New York (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.

         (12) Form of Custody Agreement between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.

         (13) Form of Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (14) Form of Amended and Restated Exhibit A to Fund Accounting between ING Equity Trust and The Bank of New York (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.



         (15) Form of Amended and Restated Schedule A to Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and The Bank of New York (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.



         (16) Form of Amended and Restated Schedule 2 to Custody Agreement between ING Equity Trust and The Bank of New York (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.



         (17) Form of Amended and Restated Schedule 1 to Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.


(h)      (1)      Other Material Contracts - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on
                  June 15, 1998 and incorporated herein by reference.

         (2) Other Material Contracts - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

         (3) Form of Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. (Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (4) Form of Amendment to Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (5) Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (6) Form of Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

         (7) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

         (8) Form of Financial Guaranty Agreement between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

         (9) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors, LLC and ING Equity Trust (ING Biotechnology Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

         (10) Form of Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

         (11) Form of Financial Institution Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

         (12) Form of Amended Exhibit A to Agency Agreement between Pilgrim Funds and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

         (13) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

         (14) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC and Pilgrim Equity Trust (Pilgrim MidCap Opportunities Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

         (15) Form of Amended Exhibit A to Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

         (16) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (formerly ING Pilgrim Group,
                  LLC) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

         (17) Form of Amended and Restated Exhibit A to Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (18) Form of Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (19) Form of Expense Limitation Agreement among ING Investments, LLC, Clarion CRA Securities, L.P. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (20) Form of Administration Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (21) Form of Shareholder Service Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (22) Form of Amended and Restated Expense Limitation Agreement, effective as of September 23, 2002, among ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A on October 8, 2002 and incorporated herein by reference.

         (23) Form of Amended and Restated Schedule A relating to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A on October 8, 2002 and incorporated herein by reference.

         (24) Form of Amended and Restated Exhibit A to Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (25) Form of Amended and Restated Schedule A to Expense Limitation Agreement, among ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (26) Form of Amended and Restated Schedule A relating to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (27) Form of Amended and Restated Exhibit A to Agency Agreement between ING Funds and DST Systems, Inc. (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.

         (28) Form of Amended and Restated Schedule A to Expense Limitation Agreement, among ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.

         (29) Form of Amended and Restated Schedule A relating to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (ING Principal Protection Fund VII) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (30) Form of Amended and Restated Exhibit A to Agency Agreement between ING Funds and DST Systems, Inc. (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.



         (31) Form of Amended and Restated Schedule A to Expense Limitation Agreement, among ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.



         (32) Form of Amended and Restated Schedule A relating to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (ING Principal Protection Fund VIII) - Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.





(i)      (1)      Consent of Counsel - Filed as an exhibit to Post Effective
                  Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.

(j)      (1)      Consent of Auditors - Filed as an exhibit to Post Effective
                  Amendment No. 37 to the Registrant's Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.


(j)      (2)      Consent of Auditors with respect to MBIA Insurance
                  Corporation's financial statements- Filed as an exhibit to Post Effective Amendment No. 37 to the Registrant's
                  Registration Statement filed on Form N-1A on July 7, 2003 and incorporated herein by reference.



(k)      (1)      Financial Statements of  MBIA Insurance Corporation - MBIA
                  Insurance Corporation's audited financial statements for the fiscal year ended December 31, 2002, previously filed as an exhibit to the Annual Report filed on Form 10-K by MBIA Inc.
                  (its parent company) with the SEC on March 31, 2003, are incorporated herein by reference.


(l)      Not Applicable.

(m)      (1)      Form of Fourth Amended and Restated Service and Distribution
                  Plan (Classes A, B, C, Q and T) - previously filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (2) Form of Service and Distribution Plan (Class A) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (3) Form of Service and Distribution Plan (Class A) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (4) Form of Service and Distribution Plan (Class A) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (5) Form of Service and Distribution Plan (Class A) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (6) Form of Service and Distribution Plan (Class B) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (7) Form of Service and Distribution Plan (Class B) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (8) Form of Service and Distribution Plan (Class B) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (9) Form of Distribution Plan (Class B) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (10) Form of Service and Distribution Plan (Class C) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (11) Form of Service and Distribution Plan (Class C) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (12) Form of Service and Distribution Plan (Class C) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (13) Form of Distribution Plan (Class C) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (14) Form of Shareholder Service Plan (Class Q) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (15) Form of Shareholder Service Plan (Class Q) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (16) Form of Shareholder Service Plan (Class Q) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (17) Form of Service and Distribution Plan (Class T) - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (18) Form of Shareholder Servicing Plan - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

         (19) Form of Amended and Restated Schedule A to Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, Q and
                  T) - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (20) Form of Amended and Restated Schedule A to Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, Q and
                  T) - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (21) Form of Amended and Restated Schedule A to Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, Q and
                  T) - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.


(n)      (1)      Form of Multiple Class Plan Pursuant to Rule 18f-3 -
                  previously filed as an Exhibit to Post-Effective Amendment No.
                  30 to the Registrant's Registration Statement on Form N-1A on
                  September 23, 2002 and incorporated herein by reference.

         (2) Form of Amended and Restated Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 - previously filed as an Exhibit to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.

         (3) Form of Amended and Restated Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 - previously filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.


         (4) Form of Amended and Restated Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post Effective Amendment No. 37 to Registrant's Registration Statement filed on form N-1A on July 7, 2003 and incorporated herein by reference.


(o)      (1)      Pilgrim Group Funds Code of Ethics - previously filed as an
                  Exhibit to Post-Effective Amendment No. 5 to Registrant's
                  Registration Statement on Form N-1A on April 28, 2000 and incorporated herein by reference.

         (2) Aeltus Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on April 18, 2001 and incorporated herein by reference.

         (3) AW Advisors, LLC Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

         (4) Brandes Investment Partners, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

         (5)      Amendment to Brandes Investment Partners, L.P. Code of Ethics
                  - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

         (6) Clarion CRA Securities, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         There are no persons controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

         Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Trustee or Officer:

         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

         Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

         Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for Clarion CRA Securities L.P. (File No. 801-49083), Aeltus Investment Management, Inc. (File No. 801-9046); AW Advisors, LLC (File No. 801-60625); Brandes Investment Partners, LLC (File No. 801-24896); and Navellier Fund Management, Inc. (File No. 801-50932).

ITEM 27. PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) is the principal underwriter for ING Equity Trust, ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING

Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

         (c) Not applicable

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), (d) the Transfer Agent, (e)-(h) the Sub-Advisers and (i)-(j) the Custodians. The address of each is as follows:

         (a)      ING Equity Trust
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (b)      ING Investments, LLC
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (c)      ING Funds Distributor, LLC
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (d)      DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, Missouri  64141

         (e)      Clarion CRA Securities, L.P.
                  259 Radnor-Chester Road, Suite 205
                  Radnor, PA  19087

         (f)      Aeltus Investment Management, Inc.
                  10 State House Square
                  Hartford, Connecticut  06103-3602

         (g)      AW Advisors, LLC
                  500 N. Franklin Turnpike
                  Ramsey, NJ  07446

         (h)      Brandes Investment Partners, LLC

                  11988 El Camino Real, Suite 200
                  San Diego, California  92130-2083

         (i)      State Street Bank and Trust Company
                  801 Pennsylvania
                  Kansas City, Missouri  64105

         (j)      The Bank of New York
                  One Wall Street
                  New York, NY  10286

ITEM 29.      MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.      UNDERTAKINGS

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual and semi-annual reports to shareholders, upon request and without charge.

         (c) During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the financial guaranty issued by MBIA Insurance Corporation ("MBIA") under the Financial Guaranty Agreement. These significant events include: (i) the termination of the Financial Guaranty Agreement; (ii) a default under the Financial Guaranty Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date;
         (iii) the insolvency of MBIA; or (iv) a reduction in the credit rating of MBIA's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

         (d) If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), MBIA, Inc. (MBIA's parent company) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), that includes MBIA's financial statements (the "MBIA Financial Statements"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include MBIA's audited financial statements, covering the periods that would otherwise have been required of MBIA by Form 10-K under the Exchange Act, to the extent these are available. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement, the consent of the independent auditors of the MBIA regarding such reports.

         (e) During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports to shareholders, information as to where they may request the most recent annual and/or quarterly report of the MBIA that includes the MBIA Financial Statements filed under the Exchange Act free of charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b)under the securities act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 9th day of July, 2003.

                                    ING EQUITY TRUST

                                    By:   /s/ Kimberly A. Anderson
                                          _________________________
                                          Kimberly A. Anderson,
                                          Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                           TITLE                DATE
            ---------                           -----                ----
                                        Trustee and Chairman
__________________________________                               July 9, 2003
         John G. Turner*


                                        President and Chief
                                        Executive Officer        July 9, 2003
__________________________________
       James M. Hennessy*

                                        Executive Vice
                                        President and            July 9, 2003
                                        Principal Financial
__________________________________      Officer
       Michael J. Roland*


                                        Trustee
__________________________________                               July 9, 2003
        Paul S. Doherty*


                                        Trustee
__________________________________                               July 9, 2003
       J. Michael Earley*


                                        Trustee
__________________________________                               July 9, 2003
     R. Barbara Gitenstein*


                                        Trustee
__________________________________                               July 9, 2003
       Walter H. May, Jr.*

                                        Trustee
__________________________________                               July 9, 2003
      Thomas J. McInerney*


                                        Trustee
__________________________________                               July 9, 2003
          Jock Patton*


                                        Trustee
__________________________________                               July 9, 2003
       David W.C. Putnam*



__________________________________      Trustee                  July 9, 2003
        Blaine E. Rieke*


                                        Trustee

__________________________________                               July 9, 2003
        Roger B. Vincent*


                                        Trustee

__________________________________                               July 9, 2003
      Richard A. Wedemeyer*



*By:  /s/ Kimberly A. Anderson
      _____________________
      Kimberly A. Anderson
      Attorney-in-Fact**

                                  EXHIBIT INDEX

EXHIBIT NUMBER         NAME OF EXHIBIT
--------------         ---------------

                         NONE